Basic and Diluted Earnings Per Share - Schedule of Basic Earnings Per Share is Based on the Profit Attributable to Ordinary Shareholders (Details)	6 Months Ended
	Jun. 30, 2025 MYR (RM) RM / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 MYR (RM) RM / shares shares
Basic earnings per share [abstract]
Profit for the year (in Ringgits and Dollars)	RM 2,244,605	$ 512,537	RM (2,575,121)
Weighted average number of ordinary shares	20,241,155	20,241,155	20,304,913
Basic earnings per share (in Ringgits per share and Dollars per share) | (per share)	RM 0.11	$ 0.03	RM 0.13